Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Held-for-sale, U.K. Operations
Assets Held for Sale
Schedule of assets and liabilities held for sale

The table below details the assets and liabilities held for sale as at December 31, 2022:

($ millions)
Assets
Currents assets	83
Property, plant and equipment, net	364
Exploration and evaluation	239
Total Assets	686
Liabilities
Current liabilities	(241)
Provisions	(217)
Total Liabilities	(458)

Net Assets	228

Held-for-sale, wind and solar assets
Assets Held for Sale
Schedule of assets and liabilities held for sale

The table below details the assets and liabilities held for sale as at December 31, 2022:

($ millions)
Assets
Current assets	62
Property, plant and equipment, net and intangible assets	438
Total Assets	500
Liabilities
Current liabilities	(32)
Other long-term liabilities and provisions	(40)
Total Liabilities	(72)

Net Assets	428